Fair Value Of Financial Instruments (Schedule Of Fair Value Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, carrying amount	$ 150,135	$ 264,572
Non-current investments, carrying amount	2,226,875	3,832,659
Cash and cash equivalents	168,490	441,340
Non-current debt, Carrying Amount	1,874,389	1,546,655
Redeemable noncontrolling interests	235,909
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	168,490	441,340
Commodity contracts, Financial Assets	3,816
Securities sold not owned, Financial Liabilities	955	1,878
Commodity contracts, Financial Liabilities	2,802
Redeemable noncontrolling interests	235,909
Carrying Amount [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Swap agreements, Carrying Value		(535)
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Financial Assets	168,490	441,340
Commodity contracts, Financial Assets	3,816
Securities sold not owned, Financial Liabilities	955	1,878
Commodity contracts, Financial Liabilities	2,802
Redeemable noncontrolling interests	235,909
Fair Value [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Swap agreements, Fair Value		(535)
Current [Member] | Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, carrying amount	150,135	264,572
Current Notes receivable, Carrying Amount	1,675	740
Current debt, Carrying Amount	446,743	534,572
Current [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value measured on recurring basis	150,135	264,572
Notes receivable, Fair Value	1,675	740
Current debt, Fair Value	446,743	452,142
Non-Current [Member] | Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, carrying amount	2,226,875	3,832,659
Non-current notes receivable, Carrying Amount	3,531	2,633
Non-current debt, Carrying Amount	1,874,389	1,546,655
Non-Current [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value measured on recurring basis	2,226,875	3,832,659
Notes receivable, Fair Value	3,531	2,633
Non-current debt, Fair Value	$ 1,943,697	$ 1,675,842